MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389



VIA EDGAR AND HAND DELIVERY
---------------------------

July 22, 2005

Mr. Todd K. Schiffman
Assistant Director
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      American Bancorp of New Jersey, Inc.
                  Form S-1 and the related Preliminary Proxy Statement File No. 333-125957

Dear Mr. Schiffman:

         Transmitted with this letter for filing, on behalf of American Bancorp of New Jersey, Inc., (the "Company") is pre-effective Amendment No. 1 to the Registration Statement on Form S-1. This filing is marked to show changes made since the original filing of the Form S-1. Page numbers refer to the pages in the revised prospectus filed herewith.

Form S-1
--------
Prospectus Cover Page
---------------------

          1.   Revise the "(w)e are offering...." paragraph on the cover page to state that subscribers will be either resolicited if the offering is extended beyond the 2005 date or the monies will be promptly refunded.

         We have made the change as requested.

MALIZIA SPIDI & FISCH, PC

Mr. Todd K. Schiffman
July 22, 2005
Page 2

Prospectus Summary
------------------
Tax Effects of Conversion - page 5
----------------------------------

          2.   Revise the first  sentence to start with,  "We have  received tax opinions that indicate (as a general matter....)".

         We have made the change as requested.

How to Purchase Stock in the Offering - page 8
----------------------------------------------

          3. Revise the first paragraph to briefly discuss what is being certified.

         We have made the change as requested.

Our Use of the Proceeds Raised from the Sale of Stock - page 9
--------------------------------------------------------------

          4. Revise the first paragraph to add a range of dollar amounts for the ESOP purchases.

         We have made the change as requested.

Risk Factors - page 14
----------------------

          5. Revise the second risk on page 14 to indicate the anticipated costs to open a de novo branch and any anticipated costs to establish the new operations center. State approximately how many branches you expect to open and any tentative schedule. Include similar disclosure in the use of proceeds section.

         We have made the change as requested.

          6. Revise the first risk on page 16 to indicate that based on the $10 offering price and assuming all stock issuable under the plans are issued, the approximate value of the stock under the Plans approximates $18 million dollars.

         We have made the change as requested.

          7. Revise to add a risk factor for changes in shareholder rights, such as, our new organizational structure will result in changes in shareholder rights for existing holders and briefly describe therein the material changes in those rights.

         We have made the change as requested. Please see the newly added risk factor on page 16.

MALIZIA SPIDI & FISCH, PC

Mr. Todd K. Schiffman
July 22, 2005
Page 3

          8.   Include  a  risk  factor  which  discusses   increased   expenses
               resulting from the expansion of the branch network and increased loan production.

         We have made the change as requested. Please see the newly added risk factor on page 17.

Use of Proceeds - page 18
-------------------------

          9. Revise the paragraph on page 19 (immediately below the table) to briefly discuss the current and anticipated operations of the holding company and the dollar amount available for dividends as of the most recent practicable date.

         We have made the change as requested.

         We believe, however, that it is more appropriate to explain the regulatory restrictions on dividends from the new holding company than to give a specific dollar amount, given that the full amount of the proceeds retained at the holding company are theoretically available for payment as dividends but obviously the full amount would not in reality be paid out as dividends.

The Conversion
--------------

          10. Revise to add a subsection titled, "Pricing Characteristics and After-Market Trends" and include therein information similar to pages 4.15 and 4.16 of the RP appraisal for at least the periods being reported upon by the financial statements included in the filing.

         We have made the change as requested. We have included this new subsection under the section titled "The Offering" rather than including it under "The Conversion." Please see the new disclosure included at page 132.

Effect of the Conversion on Minority Stockholders
-------------------------------------------------

          11. Revise to add a subsection on, "Effect on Stockholder Rights" and summarize therein the changes in stockholders rights resulting from the Exchange of Shares and the Conversion.

         We have made the change as requested. Please see the new subsection titled "Comparison of Stockholders' Rights of ASB Holding Company and American Bancorp of New Jersey, Inc." at page 112.

MALIZIA SPIDI & FISCH, PC

Mr. Todd K. Schiffman
July 22, 2005
Page 4

Dissenters' and Appraisal Rights - page 111
-------------------------------------------

          12. Revise to add a cross-reference to a "to be included" Appendix that contains the law governing these rights to revise to summarize the rights herein. Also include the specific steps that must be taken and/or avoided by those holders who may assert these rights.

         We have made the change as requested and have also included an appendix. Please see the new disclosure included at page 110.

General
-------

          13. To the extent the effectiveness of the registration statement is delayed, please revise to include updated financial information under Rule 3-12 of Regulation S-X.

         We are aware of this requirement.

          14.  Please   ensure  you  include  an  updated   consent   from  your
               independent accountant in the pre-effective amendment.

         An updated consent is included with this amendment.

MD&A
----
General
-------

          15. Please revise management's discussion and analysis to include discussion for the comparison of the operating results for the years ended September 30, 2003 and 2002. Please refer to the requirements of Regulation S-K, Item 303.

         We have made the change as requested.

Recently Regulatory and Accounting Developments - page 55
---------------------------------------------------------

          16. In your description of recently issued accounting pronouncements, please revise this discussion to address the impact of the newly issued accounting pronouncements. Please refer to the guidance in SAB Topic 11: M, which states the requirements regarding recently issued accounting pronouncements.

         We have made the change as requested.

MALIZIA SPIDI & FISCH, PC

Mr. Todd K. Schiffman
July 22, 2005
Page 5

Financial Statements
--------------------

Note 1:Summary of Significant Accounting Policies-Earnings per Share - page F-14
--------------------------------------------------------------------------------

          17. Please revise to clarify why you have not included outstanding stock options in determining diluted EPS for the period ended March 30, 2005. Consider the need to provide a reconciliation of the calculation of EPS under SFAS 128.

         We have added language regarding anti-dilutiveness for the six months ended March 31, 2005. A reconciliation under SFAS 128 has not been added since there is no dilutive effect for the options for the period reported.

Note 6: Premises and Equipment - page F-23
------------------------------------------

          18. Please revise to disclose the scheduled closing date of the acquisition of the branch site in Essex County, and the terms of the agreement (i.e. balance to be paid in cash, etc.). Additionally, disclose why the balance due at closing is not included in the schedule of contractual obligations in the Management's Discussion and Analysis section. Disclose where this commitment has been accrued on the balance sheet.

         We have added disclosure to Note 6 regarding the terms of the agreement. We have included in the commitments discussion in the MD&A at page 53 disclosure regarding the balance due at closing. There is currently no scheduled closing date, and management is unable to speculate as to a possible closing date as there are unresolved title and environmental issues. Because this is not an unconditional commitment, the balance due at closing has not been accrued or recorded in the financial statements at this time.

Note 12: Stock-Based Compensation - page F-30
---------------------------------------------

          19. Please revise your disclosure to include the following information, by reference to paragraphs 46 and 47 of SFAS 123, regarding the stock option plan for the period ended March 30, 2005.

               o Description of the plan including the general terms of the awards, such as vesting requirements.
               o    The number of  weighted-average  exercise  prices of options for each of the following group of options: those outstanding at the beginning of the year, those exercisable at the end of the year, and those granted, exercised, forfeited and expired.
               o    The weighted average contractual life of the options.

         We have made the change as requested.

MALIZIA SPIDI & FISCH, PC

Mr. Todd K. Schiffman
July 22, 2005
Page 6

Preliminary Proxy Comments
--------------------------
Q & A
-----

               20. Revise to include information regarding dissenters' and appraisal rights. In this regard, refer readers to the Appendix and also include the specific steps to be taken and/or avoided to perfect these rights.

                  We have made the change as requested.

                                      * * *

         We hope that the foregoing is responsive to the staff's comments. We request that the staff advise us as soon as possible of any additional comments.

                                                Sincerely,


                                                /s/Tiffany A. Hasselman
                                                --------------------------------
                                                Tiffany A. Hasselman


Enclosure

cc: Michael R. Clampitt, Esq., U.S. Securities and Exchange Commission Mr. Fred G. Kowal, President and Chief Operating Officer
         Mr. Eric B. Heyer, Senior Vice President and Chief Financial Officer Ms. Wendy L. Campbell, Crowe Chizek and Company LLC
         Samuel J. Malizia, Esq.
         Richard Fisch, Esq.